Document and Entity Information	Mar. 28, 2025
Prospectus:
Entity Central Index Key	0001547950
Document Type	497
Entity Registrant Name	Exchange Listed Funds Trust
Prospectus Date	Mar. 28, 2025
Document Creation Date	Mar. 28, 2025
Document Effective Date	Mar. 28, 2025
Document Period End Date	Mar. 28, 2025
Entity Inv Company Type	N-1A
Amendment Flag	false
Long Pond Real Estate Select ETF | Long Pond Real Estate Select ETF
Prospectus:
Trading Symbol	LPRE